Subsequent Events	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

26. SUBSEQUENT EVENTS

The outbreak of the novel coronavirus disease that has been designated as COVID-19, which emerged in late December 2019 and has spread around the world in 2020, has affected economic activity across many industries in China, including the online advertising industry. Measures imposed by the PRC government, including travel restrictions, school closings, extended holidays, and requirements that most business be conducted remotely, have interrupted the operation of businesses in various areas. This, in turn, has caused a reduction in the Company’s advertising revenues, and an increase in traffic acquisition costs of Sogou, both of which have had and could continue to have an adverse effect on the Company’s results of operations. As the future extent and effect of the COVID-19 virus in China and the world are difficult to predict, the related financial impact on the Company’s future results of operations cannot be reasonably estimated at this time.

On April 3, 2020, the Company’s indirect wholly-owned subsidiary Sohu Game, as borrower, and Sohu.com Limited, as guarantor, entered into a facility agreement (the “Facility Agreement”) with ICBC Tokyo pursuant to which ICBC Tokyo agreed to provide a term loan facility of up to $250 million (the “Term Facility”), subject to customary conditions, to be used to finance the consummation of the Changyou Merger and the related transactions and to pay related fees and expenses associated with the Changyou Merger. The Term Facility will consist of (i) a one-year term facility for term loans of up to $100 million (the “One-Year Facility”) and (ii) a four-year term facility for term loans of up to $150 million (the “Four-Year Facility”). The outstanding principal amount of the loans under the One- Year Facility will be due in full on the one-year anniversary of the date of the first utilization of the One-Year Facility. The outstanding principal amount of the loans under the Four-Year Facility will be due in installments, with $7.5 million due and payable at the end of each of the second and third calendar years during the term of the Four-Year Facility and the remaining outstanding principal amount due and payable on the fourth anniversary of the date of the first utilization of the One-Year Facility. The Term Facility will be available for drawdown from the date of the Facility Agreement until six months after the date of the Facility Agreement, and the Term Facility may be drawn in up to three installments by Sohu Game at its election. The Term Facility bears interest at a rate of Three Month LIBOR plus a margin of 1.75%, with LIBOR to be determined by ICBC on the basis of the London InterBank Offered Rate published two business days before the first day of each three calendar month interest period. Accrued interest will be paid every three calendar months on the first day after the end of each such three-month interest period. The obligations of Sohu Game as borrower under the Term Facility are initially fully guaranteed by Sohu.com Limited, and are initially secured by first priority share pledges or mortgages over 97.9% of the outstanding equity interests in Changyou. In addition, Sohu Game is required to cause Changyou, within one (1) month after the initial funding under the Term Facility, to pledge a deposit certificate evidencing an RMB deposit equivalent to not less $125 million at an exchange rate of $1.00 = RMB7.20 and, within three months after the initial funding under the Term Facility, to pledge RMB deposit certificates evidencing amounts at least equivalent to the Facility Agreement amount (including the initial $125 million-equivalent deposit certificate). Upon the effectiveness of such additional pledge, Sohu’s guarantee and all share pledges or mortgages over the outstanding equity interests in Changyou will be released and discharged. On April 16, 2020, Sohu Game made a drawdown in the amount of $192 million under this Term Facility.

On April 17, 2020, the Company completed the acquisition of all outstanding shares of Changyou that Sohu did not already beneficially own, through the Changyou Merger, in which Sohu’s newly-formed indirectly wholly-owned subsidiary Changyou Merger Co. merged with and into Changyou.com Limited, with Changyou.com Limited being the surviving company. Pursuant to the plan of merger for the Changyou Merger, each Class A ordinary share of Changyou (each, a “Changyou Class A Ordinary Share”) issued and outstanding immediately prior to the effectiveness of the Changyou Merger, other than the Class A ordinary shares held by the Company, was cancelled in exchange for the right to receive $5.40 in cash without interest, and each outstanding American depositary share of Changyou (each a “Changyou ADS,” representing two Changyou Class A Ordinary Shares) was cancelled in exchange for the right to receive $10.80 in cash without interest. Because Changyou Merger Co. owned over 90% of the voting power represented by all issued and outstanding shares of Changyou prior to the effectiveness of the Changyou Merger and the Changyou Merger was in the form of a short-form merger in accordance with section 233(7) of the Companies Law of the Cayman Islands, the Changyou Merger was not subject to a vote of the shareholders of Changyou. As a result of the Changyou Merger Changyou has become a privately-owned company wholly owned directly and indirectly by Sohu and Changyou ADSs are no longer listed on the Nasdaq Global Select Market.

The Group has performed an evaluation of subsequent events through the date of this report, which is the date the financial statements were issued, with no other material events or transactions needing recognition or disclosure found.